EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income for the period	$ 360	$ 25	$ 267	$ 181
Dividends on Class A junior preferred shares	(28)	(11)	(55)	(11)
Net income (loss)	332	14	212	170
Non-controlling interests	$ (3)	$ (2)	$ 2	$ (2)
Earnings per share per class C share - basic (in USD per share)	$ 8.07	$ 0.53	$ 5.04	$ 6.55
Weighted average shares - Class C shares (in shares)	41,314,891	28,003,194	41,184,633	25,786,188
Class A exchangeable and Class B shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) from continuing operations available to common shareholders	$ 1	$ 1	$ 2	$ 3
Class C shareholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss) from continuing operations available to common shareholders	$ 334	$ 15	$ 208	$ 169